OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 20. OTHER LIABILITIES

Other liabilities consist of the following:

Other liabilities	December 31, 2021	December 31, 2020
In millions of COP
Payables	2,491,055	1,967,492
Suppliers	1,435,569	1,119,734
Advances	799,819	779,681
Collection services(1)	716,031	316,749
Bonuses and short-term benefits(2)	526,273	11,816
Deposits delivered as security(3)	376,447	570,097
Salaries and other labor obligations(4)	352,198	311,627
Security contributions	340,322	318,179
Provisions(5)	288,017	346,597
Advances in leasing operations and loans	169,153	123,932
Dividends(6)	78,304	299,495
Deferred interests	77,115	24,929
Liabilities from contracts with customers(7)	55,025	64,071
Other	57,396	110,313
Total	7,762,724	6,364,712
(1)	In 2020 there is a decrease for a lower transaction volume, related to the COVID-19 pandemic.
(2)	For further information, see Note 19 Employee benefit plans (Bonuses and short-term benefits).
(3)	See Note 5.2 Derivative financial instruments.
(4)	For more information related to other employee benefits, see Note 19 Employee benefits.
(5)	See Note 21 Provisions and contingent liabilities.
(6)	The increase is due to the last installment payment effective for the dividends approved by the annual shareholders’ meeting that took place in 2021 and 2020, respectively.
(7)	See Note 25.3 Fees and commissions.